Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2014
Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2014
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Guggenheim Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000088525_SupplementTextBlock

Guggenheim Funds Trust

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement Dated May 19, 2014

to the Statutory Prospectus and Summary Prospectus Dated January 28, 2014, as supplemented from time to time

This supplement provides updated information beyond that contained in the currently effective Statutory Prospectus and Summary Prospectus (the “Prospectuses”) for Guggenheim Municipal Income Fund (the “Fund”) and should be read in conjunction with the Prospectuses.

Effective May 19, 2014, the Fund’s benchmark index will be changed to the Barclays Municipal Total Return Bond Index. Accordingly, the Prospectuses will be revised substantially as follows:

Performance Table Heading	rr_PerformanceTableHeading	Performance Information
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following paragraph will be added as the fourth paragraph in the “Performance Information” section in the Prospectuses:

The Barclays Municipal Long Bond Index served as the Fund’s benchmark index prior to May 19, 2014. Effective May 19, 2014, the Fund changed its benchmark index to the Barclays Municipal Total Return Bond Index in order to better represent the Fund’s investment strategies for comparison purposes.

The “Average Annual Total Returns” table in the Prospectuses will be revised to include the following row immediately above the Barclays Municipal Long Bond Index table entry to reflect the Barclays Municipal Total Return Bond Index as the Fund’s new benchmark index:

Supplement Closing [Text Block]	ck0000088525_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference GMIF-COMBO-SUP-0514x0115
Guggenheim Municipal Income Fund | Barclays Municipal Total Return Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2004